Segment Information	12 Months Ended
Dec. 31, 2024
Disclosure of operating segments [abstract]
Segment Information
44.
SEGMENT INFORMATION

The Company’s reportable segments are "Consumer Business", "Enterprise Business", "International Business" and "Others", which are managed separately because each segment represents a strategic business unit that serves different customers. Segment information is provided to the chief operating decision maker who allocates resources and assesses segment performance. The Company’s measure of segment performance is mainly based on revenues and income before income tax.

Some operating segments have been aggregated into a single operating segment taking into account the following factors: (a) the type or class of customer for the telecommunications products and services are similar; (b) the nature of the telecommunications products and services are similar; and (c) the methods used to provide the services to the customers are similar.

The accounting policies of the operating segments are the same as those described in Note 3.

a.
Segment revenues and operating results

Analysis by reportable segment of revenues and operating results of continuing operations are as follows:

	Consumer Business	Enterprise Business	International Business	Others	Total
	NT$	NT$	NT$	NT$	NT$
	(In Millions)
Year ended December 31, 2022
Revenues
From external customers	$132,063	$72,152	$7,189	$5,335	$216,739
Intersegment revenues	2,166	952	864	348	4,330
Segment revenues	$134,229	$73,104	$8,053	$5,683	221,069
Intersegment elimination					(4,330)
Consolidated revenues					$216,739
Segment income before income tax	$28,505	$15,607	$1,694	$1,398	$47,204

Year ended December 31, 2023
Revenues
From external customers	$137,093	$73,005	$9,188	$3,913	$223,199
Intersegment revenues	2,626	1,014	995	406	5,041
Segment revenues	$139,719	$74,019	$10,183	$4,319	228,240
Intersegment elimination					(5,041)
Consolidated revenues					$223,199
Segment income before income tax	$28,907	$14,363	$2,141	$1,597	$47,008

Year ended December 31, 2024
Revenues
From external customers	$139,982	$75,338	$9,919	$4,729	$229,968
Intersegment revenues	2,765	884	1,107	376	5,132
Segment revenues	$142,747	$76,222	$11,026	$5,105	235,100
Intersegment elimination					(5,132)
Consolidated revenues					$229,968
Segment income before income tax	$29,771	$12,881	$2,383	$2,806	$47,841

b.
Other segment information

Other information reviewed by the chief operating decision maker or regularly provided to the chief operating decision maker was as follows:

For the year ended December 31, 2022

	Consumer Business	Enterprise Business	International Business	Others	Total
	NT$	NT$	NT$	NT$	NT$
	(In Millions)
Share of profits (loss) of associates and joint ventures accounted for using equity method	$(43)	$23	$315	$147	$442
Interest income	$11	$28	$8	$202	$249
Interest expenses	$151	$83	$7	$22	$263
Depreciation and amortization	$28,703	$9,714	$1,114	$739	$40,270
Reversal of impairment loss on investment properties	$—	$—	$—	$107	$107
Impairment loss on intangible assets	$9	$—	$—	$—	$9

For the year ended December 31, 2023

	Consumer Business	Enterprise Business	International Business	Others	Total
	NT$	NT$	NT$	NT$	NT$
	(In Millions)
Share of profits (loss) of associates and joint ventures accounted for using equity method	$(129)	$29	$283	$70	$253
Interest income	$25	$58	$36	$499	$618
Interest expenses	$185	$94	$8	$32	$319
Depreciation and amortization	$28,699	$9,721	$1,354	$737	$40,511
Impairment loss on investment properties	$—	$—	$—	$336	$336
Impairment loss on property, plant and equipment	$249	$50	$—	$—	$299

For the year ended December 31, 2024

	Consumer Business	Enterprise Business	International Business	Others	Total
	NT$	NT$	NT$	NT$	NT$
	(In Millions)
Share of profits (loss) of associates and joint ventures accounted for using equity method	$(303)	$55	$277	$128	$157
Interest income	$29	$56	$58	$638	$781
Interest expenses	$199	$98	$8	$34	$339
Depreciation and amortization	$28,421	$9,943	$1,422	$739	$40,525
Reversal of impairment loss on investment properties	$—	$—	$—	$139	$139

c.
Main products and service revenues

	Year Ended December 31
	2022	2023	2024
	NT$	NT$	NT$
	(In Millions)
Consumer Business
Mobile services	$51,821	$55,138	$57,067
Fixed-line services	42,766	42,574	42,872
Sales	35,172	36,816	37,231
Others	2,304	2,565	2,812
	132,063	137,093	139,982
Enterprise Business
Fixed-line services	34,537	33,967	33,757
ICT business	24,248	24,697	27,792
Mobile services	8,942	9,119	9,152
Others	4,425	5,222	4,637
	72,152	73,005	75,338
International Business
Fixed-line services	5,063	5,389	5,087
ICT business	1,506	2,841	4,016
Others	620	958	816
	7,189	9,188	9,919
Others
Sales	4,553	3,034	3,803
Others	782	879	926
	5,335	3,913	4,729
	$216,739	$223,199	$229,968
d.
Geographic information

The users of the Company’s services are mainly from Taiwan, ROC. The revenues it derived outside Taiwan are mainly revenues from international long distance telephone and leased line services. The geographic information for revenues was as follows:

	Year Ended December 31
	2022	2023	2024
	NT$	NT$	NT$
	(In Millions)
Taiwan, ROC	$209,727	$215,265	$220,398
Overseas	7,012	7,934	9,570
	$216,739	$223,199	$229,968

The Company has long-lived assets in U.S., Singapore, Hong Kong, China, Vietnam, Japan, Thailand and Germany for $3,093 million and $2,948 million as of December 31, 2023 and 2024, respectively, in the aforementioned areas, the other long-lived assets are located in Taiwan, ROC.

e.
Major customers

As the years ended December 31, 2022, 2023 and 2024, the Company did not have any single customer whose revenue exceeded 10% of the total revenues.